INCOME TAXES	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 10. INCOME TAXES

The regional sources of tax losses for the years ended September 30, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
North America	$(3,141,208)	$(127,369)	$(98,893)
Outside North America	(716,713)	(631,107)	-
	$(3,857,921)	$(758,476)	$(92,893)

Tax losses by year of origin and year of expiry are as follows:

Year of Origin	Canada	Year of Expiry	Outside North America	Year of Expiry
2005	$732,448	2015
2006	682,619	2016
2007			293,528	2014
2008			99,852	2015
2009	97,040	2019	78,953	2016
2010	54,697	2020	27,267	2017
2011	184,138	2021
2012	90,950	2022
2013	123,867	2023	631,107	2020
2014	80,361	2024	716,713	2021
TOTAL	$2,046,120		$1,847,420
CONSOLIDATED TAX LOSSES			$3,893,540

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2014	2013	2012
Deferred tax assets:
North America	$5,846,486	$4,762,769	$4,718,827
Outside North America	232,634	169,606	105,708
Sub-total	6,079,120	4,932,375	4,824,535
Less Valuation allowance	(6,079,120)	(4,932,375)	(4,824,535)
Net deferred tax assets	-	-	-

The valuation allowance as of September 30, 2014, 2013 and 2012 totaled $6,079,120, $4,932,375 and $4,824,535 respectively which consisted primarily of established reserves for deferred tax assets on non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 34.5% for North America and 15% for outside North America. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows.

	2014	2013	2012
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%

As of September 30, 2014, 2013 and 2012 the Company had no unrecognized tax benefits and as such required no adjustments to the financial statements. The Company records any interest and penalties related to tax matters within general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. These amounts are not material to the consolidated financial statements for the periods presented. The Company’s US and Canadian tax returns are subject to examination by respective tax authorities. Generally tax years 2007 – 2010 remain open to examination by those respective tax authorities. (IRS in the United States and Canada Customs and Revenue Agency in Canada).